Other Receivable and Prepaid Expenses (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses
	September 30, 2018	June 30, 2018
Rent	$9,700	$9,200
Research and development	4,900	20,800
Insurance	251,100	345,700
Taxes	6,000	-
Legal	24,600	10,000
Other	20,500	41,200
Total	$316,800	$426,900

	June 30, 2018	June 30, 2017
Rent	$9,200	$3,300
Research and development	20,800	9,600
Insurance	345,700	344,000
Legal	10,000	64,800
Other	41,200	50,800
Total	$426,900	$472,500